CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (UNAUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 24,614	$ 1,040,199	$ 2,766	$ (754,376)	$ 313,203
Beginning balance, shares at Dec. 31, 2019	24,614,325
Foreign currency translation adjustment			9,976		9,976
Net loss				(618,182)	(618,182)
Ending balance, value at Jun. 30, 2020	$ 24,698	1,262,176	12,742	(1,372,558)	(72,942)
Ending balance, shares at Jun. 30, 2020	24,698,325
Acquisition of Game Tech		12,061			12,061
Beginning balance, value at Mar. 31, 2020	$ 24,698	1,262,176	10,229	(1,005,880)	291,223
Beginning balance, shares at Mar. 31, 2020	24,698,325
Foreign currency translation adjustment			2,513		2,513
Net loss				(366,678)	(366,678)
Ending balance, value at Jun. 30, 2020	$ 24,698	1,262,176	12,742	(1,372,558)	(72,942)
Ending balance, shares at Jun. 30, 2020	24,698,325
Acquisition of Game Tech
Beginning balance, value at Dec. 31, 2020	$ 28,367	9,551,507	(18,746)	(7,966,193)	1,594,935
Beginning balance, shares at Dec. 31, 2020	28,367,525
Common stock issued as compensation	$ 537	1,466,798			1,467,335
Common stock issued as compensation, shares	536,934
Foreign currency translation adjustment			(21,664)		(21,664)
Net loss				(6,607,612)	(6,607,612)
Ending balance, value at Jun. 30, 2021	$ 30,521	14,698,188	(40,410)	(14,573,805)	114,494
Ending balance, shares at Jun. 30, 2021	30,521,059
Beginning balance, value at Mar. 31, 2021	$ 30,521	14,677,355	(31,919)	(10,347,016)	4,328,941
Beginning balance, shares at Mar. 31, 2021	30,521,059
Common stock issued as compensation		20,833			20,833
Foreign currency translation adjustment			(8,491)		(8,491)
Net loss				(4,226,789)	(4,226,789)
Ending balance, value at Jun. 30, 2021	$ 30,521	$ 14,698,188	$ (40,410)	$ (14,573,805)	$ 114,494
Ending balance, shares at Jun. 30, 2021	30,521,059